Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of Events After Reporting Period [abstract]
Subsequent Events

NOTE 54. SUBSEQUENT EVENTS
Irrevocable Contributions
On January 24, 2025, Tarjetas Regionales S.A. made a contribution to Naranja Digital Compañía Financiera S.A.U. for the amount of Ps.24,800.
On January 24, 2025, Grupo Financiero Galicia S.A. made a contribution in favor of its subsidiary Galicia Investments LLC for the amount of US$5,000.
On January 24, 2025, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Galicia Ventures LP in the amount of US$495,000.
Dividends
On March 18, 2025, Galicia Warrants S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.1,000,000.
Debt Securities
On February 6, 2025, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XXI Debt Security. The aforementioned issuance was made for an amount of Ps.79,786,900, maturing 12 months from the issuance date. Interest will be accrued at Tamar rate plus a 2.75% margin, to be paid quarterly.
On February 6, 2025, Banco de Galicia y Buenos Aires S.A.U. issued and placed Class XXII Debt Security. The aforementioned issuance was made for an amount of US$73,823, maturing 6 months from the issuance date. Interest will be accrued at 4.15% margin, to be paid together with the full principal amount at maturity.
On 25 February, the issuance in US dollars of Class XXIII notes with a face value of up to US$150,000,000 was approved under the frequent issuer regime. The issue is pending.
Shareholders' meetings
Grupo Financiero Galicia S.A.
The Ordinary and Extraordinary Shareholders's Meeting held on August 20, 2024 resolved to approve a second share capital increase, in order to use the proceeds of the Pre-emptive Subscription Offer to make a total or partial payment of the HSBC Loans, in benefit of HSBC Latin America, in benefit of HSBC Latin America. Preferential Subscription Offer to make a total or partial payment of the HSBC Loans, in benefit of HSBC Latin America B.V. and HSBC Latin America Holdings (UK) Limited, as a consequence of the price adjustment of the transaction determined on December 6, 2024.
On February 13, 2025, 17,740,028 Class B ordinary shares were issued, with one (1) vote per share and a nominal value of $1 (one peso) each, allowing Grupo Galicia to cancel the obligations to HSBC mentioned in the preceding paragraph.
Sudamericana Holding S.A.
On February 13, 2025, an Extraordinary Shareholders' Meeting of Sudamericana Holding S.A. was held. At the aforementioned Meeting, among other items, it was resolved:
•to capitalize the Equity Adjustments by Ps. 76,496 and issue 76,495,766 ordinary, non-transferable registered shares, with one (1) vote per share and nominal value of $1 (one peso) each;
•to capitalize the contribution of Ps. 1,030 made by Banco de Galicia y Buenos Aires S.A.U., issuing 2,838,832 and an share premium of Ps. 1,027,161.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of Banco de Galicia y Buenos Aires S.A.U., Banco GGAL S.A., Galicia Asset Management S.A.U., GGAL Asset Management S.A.S.G.F.C.I., Sudamericana Holding S.A., GGAL Participaciones S.A.U. and GGAL Holdings S.A. resolved to initiate the necessary steps to carry out a Corporate Reorganization. The objective is to improve the organization and utilization of resources, as well as achieve more effective and efficient technical and administrative management. The Corporate Reorganization will consist of a spin-off-merger and mergers by absorption, in accordance with the dispositions of: (a) article 88, first paragraph, section I, and the article 82 of the General Companies Law No. 19,550, and its amendments ("LGS"), (b) articles 146, 151 and 152 of General Resolution 15/2024 of the IGJ, and (c) frame it as three simultaneous and concatenated tax-free business reorganizations between entities of the same economic group in accordance with the article 80 of the Income Tax Law, text ordered by Decree 824/2019 and its amendments (the "LIG").
As a result of this process, GGAL Holdings S.A. will be spun off, dissolved without liquidation, and absorbed as a result of a merger by Banco Galicia, Galicia Asset Management S.A.U., and Sudamericana Holding S.A.
GGAL Holding S.A. will transfer:
•99.985% of the shares in Banco GGAL S.A. to Banco de Galicia y Buenos Aires S.A.U.
•56.439% of the shares in GGAL Asset Management S.A S.G.F.C.I. to Galicia Asset Management S.A.U.
•98% of the shares in GGAL Seguros S.A. to Sudamericana Holding S.A.
•98% of the shares in GGAL Seguros de Retiro S.A. to Sudamericana Holding S.A.
•100%, of the shares in GGAL Participaciones S.A.U. to Sudamericana Holding S.A.
The mergers and acquisitions contemplated in the Corporate Reorganization will be carried out as follows:
•Unification of the banking business: Banco Galicia will absorb Banco GGAL S.A., which will be dissolved without liquidation, resulting in a single banking entity.
•Unification of the mutual fund management business: Galicia Asset Management S.A.U. will absorb GGAL Asset Management S.A., which will be dissolved without liquidation, thus consolidating the business into a single entity.
•Absorption of GGAL Participaciones S.A.U.: Sudamericana Holdings S.A. will absorb GGAL Participaciones S.A.U., which will be dissolved without liquidation.
Agreements
On February 25, 2025, Grupo Financiero Galicia S.A. and Banco Santander S.A. celebrated an agreement for the implementation of a joint venture in order to enhance the growth and expansion of Nera's business.
The joint venture companies are Agri Tech Investments Argentina S.A.U. (‘Nera Argentina’), Nera Paraguay S.A. and Nera Uruguay S.A. As a result of this agreement, it was decided to set up a holding company in Spain, which will control the joint venture companies, and in which Grupo Galicia and Banco Santander S.A. will share equal political and economic control.